General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses [Abstract]
Professional services	$ 538	$ 310
Share base compensation	645	540
Insurance	47
Adverting and promotion	34
Rent and office maintenance	25	107
Levies and tolls	6
Depreciation	5	4
Other expenses	5
Total	$ 1,305	$ 961